Loans and Allowance for Credit Losses - Additional Information (Detail) - CAD ($) $ in Millions	6 Months Ended
	Apr. 30, 2022	Oct. 31, 2021
Disclosure of detailed information about financial instruments [line items]
Allowances for credit losses	$ 2,794	$ 2,958
Base case scenario [member]
Disclosure of detailed information about financial instruments [line items]
ScenarioWeight	100.00%
Adverse scenario [member]
Disclosure of detailed information about financial instruments [line items]
ScenarioWeight	100.00%
Allowance for credit losses related to loans [member]
Disclosure of detailed information about financial instruments [line items]
Allowances for credit losses	$ 2,403	2,564
Allowance for credit losses related to other credit instruments [member]
Disclosure of detailed information about financial instruments [line items]
Allowances for credit losses	391	394
Related to performing loans, assuming 100% base case scenario [member]
Disclosure of detailed information about financial instruments [line items]
Allowances for credit losses	2,274	2,447
Modelled allowance account for credit losses of financial assets based on assumptions	1,650	1,725
Related to performing loans, assuming 100% adverse scenario [member]
Disclosure of detailed information about financial instruments [line items]
Modelled allowance account for credit losses of financial assets based on assumptions	3,275	3,825
Performing loans, stage one scenario [member]
Disclosure of detailed information about financial instruments [line items]
Allowances for credit losses	2,274	2,447
Modelled allowance account for credit losses of financial assets based on assumptions	$ 1,725	$ 1,775
Expected credit loss period	12 months